RELATED PARTIES (Active Chairman Agreement with Edouard Cukierman) (Details) (USD $)	0 Months Ended	12 Months Ended
	Nov. 07, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Share based compensation expenses		$ 107,000	$ 169,000	$ 217,000
Edouard Cukierman [Member]
Related Party Transaction [Line Items]
Options granted			22,360
Exercise price of options granted	$ 47.7		$ 3.8
Number of options granted annually	5,000
Option term	5 years
Amount of monthly transaction		5,000	5,000
Number of vesting installments			16
Shares issued per agreement		5,119
Chairman fees		60,000	60,000
Share based compensation expenses		10,000	43,000	75,000
Total		$ 70,000	$ 103,000	$ 75,000